Segment Information	12 Months Ended
Jul. 01, 2017
Segment Reporting [Abstract]
Segment Information
SEGMENT INFORMATION
The Company has the following reportable segments:

•
Coach - Includes worldwide sales of Coach brand products to customers through Coach-operated stores, including the Internet, concession shop-in-shops and sales to wholesale customers and independent third party distributors.

•
Stuart Weitzman - Includes worldwide sales of Stuart Weitzman brand products primarily to wholesale customers, numerous independent third party distributors and through Stuart Weitzman operated stores, including the Internet.

In deciding how to allocate resources and assess performance, the Company's chief operating decision maker regularly evaluates the sales and operating income of these segments. Operating income is the gross margin of the segment less direct expenses of the segment. Corporate expenses primarily include administration and information systems expense. Additionally, costs incurred by the Company as described in Note 3, "Restructuring Activities," and certain acquisition-related costs are included as Corporate expenses.
The following table summarizes segment performance for fiscal 2017, fiscal 2016 and fiscal 2015:

	Coach	Stuart Weitzman	Corporate(1)	Total
	(millions)
Fiscal 2017
Net sales	$4,114.7	$373.6	$—	$4,488.3
Gross profit	2,855.0	226.1	—	3,081.1
Operating income (loss)	1,040.0	15.5	(268.1)	787.4
Income (loss) before provision for income taxes	1,040.0	15.5	(296.5)	759.0
Depreciation and amortization expense(2)	149.9	18.9	50.1	218.9
Total assets	1,937.1	628.4	3,266.1	5,831.6
Additions to long-lived assets(3)	170.5	20.2	92.4	283.1

	Coach	Stuart Weitzman	Corporate(1)	Total
	(millions)
Fiscal 2016
Net sales	$4,147.1	$344.7	$—	$4,491.8
Gross profit	2,848.9	202.4	—	3,051.3
Operating income (loss)	1,024.4	32.5	(403.4)	653.5
Income (loss) before provision for income taxes	1,024.4	32.5	(430.3)	626.6
Depreciation and amortization expense(2)	132.6	19.6	66.9	219.1
Total assets	1,975.5	631.2	2,286.0	4,892.7
Additions to long-lived assets(3)	210.2	11.5	174.7	396.4

	Coach	Stuart Weitzman	Corporate(1)	Total
	(millions)
Fiscal 2015
Net sales	$4,148.6	$43.0	$—	$4,191.6
Gross profit	2,888.7	19.9	—	2,908.6
Operating income (loss)	965.6	(4.6)	(343.0)	618.0
Income (loss) before provision for income taxes	965.6	(4.6)	(349.4)	611.6
Depreciation and amortization expense(2)	123.0	5.2	112.4	240.6
Total assets	1,809.2	602.6	2,255.1	4,666.9
Additions to long-lived assets(3)	170.5	1.5	27.3	199.3

(1) Corporate, which is not a reportable segment represents certain costs that are not directly attributable to a brand. These costs primarily represent administration and information systems expense. Furthermore, certain integration and acquisition costs as well as costs under the Company's Operational Efficiency Plan and Transformation Plan as described in Note 3, "Restructuring Activities," are included as Corporate expenses.

(2)
Depreciation and amortization expense includes $6.1 million of Operational Efficiency Plan charges for the fiscal year ended July 1, 2017. Depreciation and amortization expense includes $8.5 million of Operational Efficiency Plan and Transformation Plan charges for the fiscal year ended July 2, 2016. Depreciation and amortization expense includes $48.8 million of transformation-related charges for the fiscal year ended June 27, 2015. These charges are recorded as Corporate expenses. Depreciation and amortization expense for the segments includes an allocation of expense related to assets which support multiple segments.

(3)
Additions to long-lived assets for the reportable segments primarily includes store assets as well as assets that support a specific brand. Corporate additions include all other assets which includes a combination of Corporate assets, as well as assets that may support all segments. As such, depreciation expense for these assets may be subsequently allocated to a reportable segment.

The following table shows net sales for each product category represented:

	Fiscal Year Ended
	July 1, 2017	% of Total	July 2, 2016	% of Total	June 27, 2015	% of Total
	(millions)
Women's Handbags	$2,308.0	52%	$2,392.9	53%	$2,389.6	57%
Men's	808.0	18	725.7	16	680.4	16
Women's Accessories	721.0	16	721.6	16	709.4	17
Women's Other Products	277.7	6	306.9	7	369.2	9
Total Coach	$4,114.7	92%	$4,147.1	92%	$4,148.6	99%
Stuart Weitzman brand(1)	373.6	8	344.7	8	43.0	1
Total Sales	$4,488.3	100%	$4,491.8	100%	$4,191.6	100%

(1)	The significant majority of sales for the Stuart Weitzman brand is attributable to women's footwear.
Geographic Area Information
As of July 1, 2017, the Company operated 247 retail stores and 192 outlet stores in the United States, 40 retail stores and 9 outlet stores in Canada. Outside of North America, the Company operated 184 concession shop-in-shops within department stores, retail stores and outlet stores in Japan, 199 in Greater China (including Hong Kong, Macau and mainland China), and 172 in other international locations. Geographic revenue information is based on the location of our customer sale. Geographic long-lived asset information is based on the physical location of the assets at the end of each fiscal year and includes property and equipment, net and other assets.

	United States	Japan	Greater China(2)	Other(3)	Total
	(millions)
Fiscal 2017
Net sales(1)	$2,432.5	$572.8	$643.9	$839.1	$4,488.3
Long-lived assets	497.7	58.3	93.2	162.2	811.4
Fiscal 2016
Net sales(1)	$2,477.3	$559.8	$652.2	$802.5	$4,491.8
Long-lived assets	750.3	74.8	96.6	141.5	1,063.2
Fiscal 2015
Net sales(1)	$2,372.8	$545.6	$635.8	$637.4	$4,191.6
Long-lived assets	559.5	55.4	91.2	138.4	844.5

(1)	Includes net sales from our global travel retail business in locations within the specified geographic area.

(2)	Greater China includes mainland China, Hong Kong and Macau.

(3)
Other international sales reflect shipments to third-party distributors, primarily in East Asia, and sales from Company-operated stores and concession shop-in-shops in Canada, Europe, Taiwan, South Korea, Malaysia and Singapore.